EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended August 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	34.17%
From	01-Aug-15	17-Aug-15	15-Sep-15	Floating Allocation Percentage at Month-End	71.05%
To	31-Aug-15	15-Sep-15
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$664,093.83
Series Nominal Liquidation Amount	1,111,804,093.83

Required Participation Amount	$1,111,804,093.83		Accumulation Account
Excess Receivables	$494,640,748.56		Beginning	-
			Payout	-
Total Collateral	$1,606,444,842.40		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	178.49%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	29
	Total Pool		A1 LIBOR	0.197600%
Beginning Gross Principal Pool Balance	$5,127,015,233.35		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,045,991,826.81)			0.597600%
Investment in New Receivables	$2,174,912,724.99				0.93%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(6,726,863.40)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(542,297,320.30)			Actual	Per $1000
Less Servicing Adjustment	$(5,266,319.49)		Interest A1	264,770.00	0.26
Ending Balance	$4,701,645,628.34		Principal A1	-	$0.00

SAP for Next Period	34.17%				0.26

Average Receivable Balance	$4,647,511,242.17			Actual	Per $1000
Monthly Payment Rate	44.02%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	684,770.00	0.944510%
	Total Pool		Servicing Fee	$929,198.07
Total Interest Collections	$10,973,794.43		Excess Cash Flow	1,049,909.66
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,973,794.43
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-